CONDENSED CONSOLIDATED BALANCE SHEET (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 201,082	$ 585,549
Marketable securities	509,304	504,063
Accounts receivable	4,506,676	1,991,902
Inventories	2,567,703	999,952
Prepaid expenses and other	32,050	47,852
Deposits with vendors		21,000
Total current assets	7,816,815	4,150,318
Property and equipment, net	260,844	274,405
Non-current assets:
Patent license	40,000
Security deposits	5,535	5,535
Total non-current assets	45,535	5,535
Total Assets	8,123,194	4,430,258
Current liabilities:
Accounts payable	5,910,711	2,029,425
Accrued expenses and other	300,000	30,886
Deferred revenue	331,351	1,193,765
Due to shareholder		124,846
Total current liabilities	6,542,062	3,378,922
Shareholders' Equity:
Common stock, $.001 par value, 100,000,000 shares authorized; 61,320,774 issued and outstanding on September 30, 2011 and December 31, 2010	61,321	61,321
Additional paid-in capital	11,460,748	10,777,265
Accumulated deficit	(9,926,387)	(9,782,871)
Accumulated other comprehensive loss	(14,550)	(4,379)
Total shareholders' equity	1,581,132	1,051,336
Total Liabilities and Shareholders' Equity	$ 8,123,194	$ 4,430,258